Note 18 - Subsequent Event (Details Textual) - Term Loan Payable to Farm Credit East ACA [Member] - USD ($)	Jun. 25, 2020	Dec. 09, 2016
Debt Instrument, Face Amount		$ 100,000,000
Subsequent Event [Member]
Debt Instrument, Face Amount	$ 100,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.3012%